CALVERT ULTRA-SHORT INCOME FUND
Supplement to
Calvert Income Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Calvert Income Funds Prospectus (Class I)
dated January 31, 2015
Date of Supplement: March 4, 2015
Brian S. Ellis, CFA, has been added to the portfolio management team for Calvert Ultra-Short Income Fund.
Each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for Calvert Ultra-Short Income Fund on page 19 (page 16 of Class I Prospectus) is revised and restated as follows:
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager	Since July 2012
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Mauricio Agudelo	Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
The table under “Management of Fund Investments – Portfolio Management – Calvert Ultra-Short Income Fund” on page 50 (page 43 of Class I Prospectus) is revised and restated as follows:
Calvert Investment Management, Inc.
See “About Calvert” above.
Vishal Khanduja, Matthew Duch, Mauricio Agudelo and Brian S. Ellis are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Vishal Khanduja, CFA
Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team and a Portfolio Manager for this Fund since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 - 2012).
Lead Portfolio Manager
Matthew Duch
Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and also serves on the Calvert Fixed Income Strategy Committee. He became a Portfolio Manager for this Fund in September 2011.
Co-Portfolio Manager
Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager
Brian S. Ellis, CFA
Mr. Ellis has been a member of the Calvert Taxable Fixed Income Team since May 2012 as Fixed Income Risk Analyst (Senior Fixed Income Risk Analyst from August 2013 to December 2014) and then Portfolio Manager in January 2015. He also serves on the Calvert Fixed Income Strategy Committee. He became a Portfolio Manager for this Fund in March 2015. Prior to May 2012, Mr. Ellis served at Calvert as a Business Analyst.
Co-Portfolio Manager